PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,
	2 0 1 3	2 0 1 4

Advances to suppliers	$855	$607
Income/corporate taxes	2,184	1,965
VAT and consumption tax	2,931	3,422
Prepaid expenses	579	839
Deposits and restricted cash	454	1,805
Fair value of financial derivatives	275	23
Other	2,916	1,769
	$10,194	$10,430